Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive loss
Revenue	€ 128,381	€ 48,780	€ 40,478
Cost of sales	86,378	26,005	19,941
Gross profit	42,003	22,775	20,537
Research and development expenses	14,935	9,590	6,300
General administrative expenses	37,665	23,160	18,610
Selling expenses	7,580	9,254	7,474
Impairment of financial assets	3,738	752	792
Other operating income	2,394	3,781	2,306
Other operating expenses	182	1,284	273
Real estate transfer tax expenses		1,200	0
Operating loss	(19,703)	(18,684)	(10,606)
Interest and similar income	6	16	33
Interest and similar expenses	1,400	2,029	1,075
Financial costs, net	(1,394)	(2,013)	(1,042)
Loss before taxes	(21,097)	(20,697)	(11,648)
Income taxes expenses/(benefits)	281	158	(310)
Loss for the year	(21,378)	(20,855)	(11,338)
Other comprehensive income, all attributable to equity holders of the parent	(48)	16	(8)
Total comprehensive loss	(21,426)	(20,839)	(11,346)
Attributable to:
Equity holders of the parent	(21,486)	(20,658)	(10,971)
Non‑controlling interests	60	(181)	(375)
Total comprehensive loss	€ (21,426)	€ (20,839)	€ (11,346)
Loss per share - Basic and diluted	€ (1.02)	€ (1.27)	€ (0.8)